Quarterly Report
September 30, 2024
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 5.1%
Axon Enterprise, Inc. (a)	5,579	$2,229,368
Hexcel Corp.	21,738	1,344,061
Howmet Aerospace, Inc.	119,239	11,953,710
Melrose Industries PLC	86,593	527,566
TransDigm Group, Inc.	1,742	2,486,060
		$18,540,765
Automotive – 1.4%
Copart, Inc. (a)	96,568	$5,060,163
Biotechnology – 0.2%
Illumina, Inc. (a)	6,764	$882,093
Brokerage & Asset Managers – 3.9%
Ares Management Co.	30,325	$4,725,848
Carlyle Group, Inc.	38,688	1,665,905
LPL Financial Holdings, Inc.	12,649	2,942,537
TPG, Inc.	43,896	2,526,654
Tradeweb Markets, Inc.	17,735	2,193,287
		$14,054,231
Business Services – 11.1%
Corpay, Inc. (a)	3,389	$1,059,944
CoStar Group, Inc. (a)	72,639	5,479,886
Equifax, Inc.	9,936	2,919,793
Factset Research Systems, Inc.	6,546	3,010,178
Morningstar, Inc.	19,234	6,137,954
MSCI, Inc.	13,150	7,665,529
TransUnion	58,619	6,137,409
Verisk Analytics, Inc., “A”	28,607	7,665,532
		$40,076,225
Computer Software – 13.9%
Cadence Design Systems, Inc. (a)	18,804	$5,096,448
Constellation Software, Inc.	2,027	6,594,551
Datadog, Inc., “A” (a)	32,119	3,695,612
Dun & Bradstreet Holdings, Inc.	75,444	868,360
Guidewire Software, Inc. (a)	48,562	8,883,932
HubSpot, Inc. (a)	6,808	3,619,133
Manhattan Associates, Inc. (a)	8,578	2,413,678
PTC, Inc. (a)	16,993	3,069,955
ServiceNow, Inc. (a)	4,299	3,844,983
Synopsys, Inc. (a)	8,301	4,203,543
Tyler Technologies, Inc. (a)	12,952	7,560,342
		$49,850,537
Computer Software - Systems – 1.0%
Arista Networks, Inc. (a)	3,166	$1,215,174
Block, Inc., “A” (a)	28,440	1,909,177
CDW Corp.	2,429	549,683
		$3,674,034
Construction – 3.0%
AZEK Co., Inc. (a)	92,704	$4,338,547
Vulcan Materials Co.	25,796	6,460,093
		$10,798,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Church & Dwight Co., Inc.	47,906	$5,016,717
ODDITY Tech Ltd. (a)	23,411	945,336
		$5,962,053
Consumer Services – 2.2%
Bright Horizons Family Solutions, Inc. (a)	56,425	$7,906,835
Electrical Equipment – 3.3%
AMETEK, Inc.	33,814	$5,806,202
Hubbell, Inc.	8,494	3,638,405
nVent Electric PLC	32,304	2,269,679
		$11,714,286
Electronics – 4.9%
ASM International N.V.	7,412	$4,862,941
Monolithic Power Systems, Inc.	10,737	9,926,357
Nova Ltd. (a)	7,704	1,605,051
Onto Innovation, Inc. (a)	5,254	1,090,520
		$17,484,869
Energy - Independent – 1.4%
Chesapeake Energy Corp.	30,100	$2,475,725
Diamondback Energy, Inc.	13,975	2,409,290
		$4,885,015
Engineering - Construction – 1.0%
Quanta Services, Inc.	11,662	$3,477,025
Entertainment – 4.1%
Live Nation Entertainment, Inc. (a)	26,009	$2,847,726
Spotify Technology S.A. (a)	21,776	8,025,109
TKO Group Holdings, Inc. (a)	30,818	3,812,495
		$14,685,330
Food & Beverages – 0.2%
Celsius Holdings, Inc. (a)	25,559	$801,530
Gaming & Lodging – 3.3%
DraftKings, Inc. (a)	99,869	$3,914,865
Hyatt Hotels Corp.	32,985	5,020,317
Las Vegas Sands Corp.	22,289	1,122,028
Red Rock Resorts, Inc.	32,316	1,759,283
		$11,816,493
Insurance – 1.8%
Arthur J. Gallagher & Co.	23,624	$6,647,085
Internet – 2.2%
Gartner, Inc. (a)	15,451	$7,829,949
Leisure & Toys – 2.1%
Take-Two Interactive Software, Inc. (a)	49,096	$7,546,546
Machinery & Tools – 2.9%
Ingersoll Rand, Inc.	34,215	$3,358,544
Wabtec Corp.	38,944	7,078,851
		$10,437,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.7%
Chemed Corp.	3,712	$2,230,801
ICON PLC (a)	13,122	3,770,082
IDEXX Laboratories, Inc. (a)	6,140	3,102,051
Veeva Systems, Inc. (a)	19,697	4,133,809
		$13,236,743
Medical Equipment – 8.6%
Agilent Technologies, Inc.	38,056	$5,650,555
Bio-Techne Corp.	33,556	2,682,131
Bruker BioSciences Corp.	32,068	2,214,616
DexCom, Inc. (a)	26,974	1,808,337
Masimo Corp. (a)	14,795	1,972,617
Natera, Inc. (a)	39,269	4,985,200
STERIS PLC	24,523	5,947,808
Waters Corp. (a)	7,338	2,640,873
West Pharmaceutical Services, Inc.	10,297	3,090,748
		$30,992,885
Metals & Mining – 0.5%
Cameco Corp.	34,560	$1,650,586
Natural Gas - Pipeline – 1.0%
Cheniere Energy, Inc.	21,091	$3,793,005
Pharmaceuticals – 1.8%
Ascendis Pharma, ADR (a)	31,131	$4,648,170
Legend Biotech Corp., ADR (a)	37,989	1,851,204
		$6,499,374
Pollution Control – 0.8%
GFL Environmental, Inc.	73,068	$2,913,952
Printing & Publishing – 2.1%
Wolters Kluwer N.V.	43,968	$7,405,069
Restaurants – 2.9%
Aramark	56,284	$2,179,879
Chipotle Mexican Grill, Inc., “A” (a)	70,951	4,088,197
Wingstop, Inc.	9,819	4,085,489
		$10,353,565
Specialty Stores – 4.6%
ACV Auctions, Inc. (a)	126,028	$2,562,149
Burlington Stores, Inc. (a)	12,811	3,375,442
Floor & Decor Holdings, Inc., “A” (a)	8,952	1,111,570
O'Reilly Automotive, Inc. (a)	4,329	4,985,277
Tractor Supply Co.	15,567	4,528,907
		$16,563,345
Trucking – 0.2%
Saia, Inc. (a)	1,973	$862,714
Utilities - Electric Power – 0.6%
Vistra Corp.	17,489	$2,073,146
Total Common Stocks		$350,475,483

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	9,490,099	$9,492,946

Other Assets, Less Liabilities – (0.1)%		(413,039)
Net Assets – 100.0%		$359,555,390
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,492,946 and $350,475,483, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$317,471,057	$—	$—	$317,471,057
Netherlands	12,268,010	—	—	12,268,010
Canada	11,159,089	0	—	11,159,089
Denmark	4,648,170	—	—	4,648,170
Israel	2,550,387	—	—	2,550,387
China	1,851,204	—	—	1,851,204
United Kingdom	527,566	—	—	527,566
Mutual Funds	9,492,946	—	—	9,492,946
Total	$359,968,429	$0	$—	$359,968,429
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,193,843	$41,425,831	$40,127,658	$460	$470	$9,492,946
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$188,830	$—